Summary of Significant Accounting Policies - Fair value of financial instruments (Details) $ in Thousands	May 31, 2022 USD ($)
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets fair value	$ 0
Liabilities fair value	0
Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets fair value	0
Liabilities fair value	0
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets fair value	0
Liabilities fair value	$ 0